LONG-TERM INCENTIVE COMPENSATION (Details 2) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Number of options
Outstanding beginning balance, options	5,178.6
Exercised, options	(2,493.4)
Forfeited or expired, options	(315.3)
Outstanding ending balance, options	2,369.9	5,178.6
Options vested and expected to vest, options	2,365.7
Options exercisable	2,189.0
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 44.08
Exercised, weighted-average exercise price	41.71
Forfeited or expired, Weighted-average exercise price	53.66
Outstanding, Weighted-average exercise price, ending balance	45.30	$ 44.08
Options vested and expected to vest, Weighted-average exercise price	45.33
Options exercisable ,Weighted-average exercise price	$ 46.52
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	3 years 8 months 5 days	3 years 11 months 12 days
Outstanding ,Weighted-average remaining contractual life ending balance	3 years 8 months 5 days	3 years 11 months 12 days
Options vested or expected to vest, Weighted-average remaining contractual life	3 years 8 months 5 days
Options exercisable, Weighted-average remaining contractual life	3 years 5 months 23 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value beginning balance	$ 54.6
Outstanding, Aggregate intrinsic value ending balance	43.8	$ 54.6
Options vested and expected to vest, Aggregate Intrinsic Value	43.7
Options exercisable, Aggregate Intrinsic Value	$ 38.0